Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

The following table presents the Group’s intangible assets as of the respective balance sheet dates:

	Purchased software	Internal -use software	Total	Total
	RMB	RMB	RMB	US$
Net balance as of December 31, 2021	358	250	608	88
Additions	31	-	31	3
Amortization expense	(103)	(250)	(353)	(50)
Net balance as of December 31, 2022	286	-	286	41

The intangible assets are amortized using the straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives of one to ten years.

Amortization expenses for intangible assets were RMB860 and RMB353 (US$50) for the years ended December 31, 2021 and 2022, respectively. No impairment charge was recorded for the years ended December 31, 2021 and 2022.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2023	85	11
2024	70	10
2025	70	10
2026	61	10
	286	41